Significant transactions (Details 2) - USD ($) $ in Millions		12 Months Ended
	Apr. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019
Disclosure of detailed information about business combination [line items]
Cumulative currency translation gains/losses recycled through income statement		$ 129	$ (946)	$ 0
Gain on distribution	$ 4,691	4,691
Discontinued operations
Disclosure of detailed information about business combination [line items]
Net assets derecognized	(20,025)
Derecognition of distribution liability	(23,434)
Difference between net assets and distribution liability	3,409
Distribution of dividend to dividend bearing shares	1,273
Cumulative currency translation gains/losses recycled through income statement	123
Transaction costs recognized in the consolidated income statement	$ 114
Gain on distribution		$ 4,691
Alcon | Discontinued operations
Disclosure of detailed information about business combination [line items]
Derecognition of distribution liability					$ 26,400